Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
18.	Subsequent Events
Subsequent events have been evaluated through the date that these financial statements were issued.
In October 2021, the Company filed a registration statement on Form
S-8
under the Securities Act of 1933 (the
“S-8
Registration Statement”). The
S-8
Registration Statement registered a total of 33,410,136 ordinary shares, which includes all shares issued under the 2021 Plan and the 2021 Employee Stock Purchase Plan (the “ESPP”). Once these shares are registered, they can be sold in the public market upon issuance, subject to applicable restrictions.
On October 19, 2021, the Board unanimously approved to enter into and consummate a “Term Sheet” with Lincoln Park Capital Fund, LLC, an Illinois limited liability company (“LPCF”). The Term Sheet is a private placement with registration rights, providing LPCF the ability to purchase up to $50.0 million of the Company’s ordinary shares. The term of the Term Sheet is 24 months. Following the execution of the term sheet, the Company is to pay LPCF $0.04 million to cover associated expenses relating to, amongst other things, preparation of future securities agreements relating to the Term Sheet. Any proceeds from the sale of shares, pursuant to the aforementioned term sheet, are to go towards the Company to be used for working capital.

17.	Subsequent Events
Subsequent events have been evaluated through April 2, 2021, which is the date that the financial statements were issued.
During the year ended December 31, 2020, 250,000 restricted stock units (“RSUs”) were offered to our three executives. Each RSU has a performance-based grant criteria that the Company completes a SPAC transaction. As of December 31, 2020, it was determined that none of these awards meet the performance condition and no expense was recognized in relation to these awards.
In 2021, the Company issued convertible notes bearing interest at a rate of 5.0% per annum. The terms of the notes are similar to the 2020 Convertible Notes. We received $25.0 million on January 5, 2021, $10.0 million on January 13, 2021, and $30.0 million on January 18, 2021. We also received $11.4 million in connection with the 2020 Term Facility Loan on February 19, 2021.
On March 19, 2021, the Company entered into a definitive agreement to combine with SC Health Corporation, a publicly traded special purpose acquisition company. The transaction will result in Rockley becoming a publicly traded company on the NYSE under the symbol “RKLY” and values the Company at a pro forma enterprise value of $1.2 billion.